Share-based payments transactions - Cash-settled Shared-Based payment transactions (Details) € in Millions, share in Millions		12 Months Ended
	Oct. 31, 2022 EUR (€) share shares	Mar. 31, 2023 EUR (€) share shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (in shares)		240,087,730	210,323,474	211,252,951
Expense from equity-settled share-based payment transactions | €		€ 7.6	€ 6.4	€ 2.3
ShipUp incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | €		€ 2.1
Number of share options granted in share-based payment arrangement (in shares) | share		452
ShipUp incentive plan | Vesting period, December 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		226,000,000.0
ShipUp incentive plan | Vesting period, December 2024 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
ShipUp incentive plan | Vesting period, December 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		113,000,000.0
ShipUp incentive plan | Vesting period, December 2025 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	75.00%
ShipUp incentive plan | Vesting period, December 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		113,000,000.0
ShipUp incentive plan | Vesting period, December 2026 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	100.00%
ShipUp incentive plan, additional shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | €		€ 0.3
Number of share options granted in share-based payment arrangement (in shares) | share	58
Put options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative financial liabilities | €	€ 0.0
Minority shareholders | ShipUp
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (in shares)	452,000,000